Acquisition - Schedule of allocation of purchase price (Parenthetical) (Details) ¥ in Millions	Apr. 01, 2019 CNY (¥)
Tianbo
Business Acquisition [Line Items]
Cash and cash equivalents acquired	¥ 175.5